Liabilities Subject to Compromise - Credit Facilities with BNDES - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Liabilities Subject To Compromise Disclosures [Line Items]
Grace period on interest	4 years
Interest rate spread	2.94637%
Class II claim [Member] | BNDES [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Grace period on interest	4 years
Interest rate spread	2.94637%
Percentage of debt recovery	100.00%
Class II claim [Member] | 73rd to 132nd | BNDES [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of the amount to be repaid per month	0.33%
Class II claim [Member] | 133rd to 179th | BNDES [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of the amount to be repaid per month	1.67%
Class II claim [Member] | 180th | BNDES [Member]
Liabilities Subject To Compromise Disclosures [Line Items]
Percentage of the amount to be repaid per month	1.71%